Pension and Other Post-Retirement Benefits - Summary of Remeasurements of Net Defined Benefit Liability in Consolidated Statements of Comprehensive Income (Parenthetical) (Detail) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Net actuarial gain on defined benefit plans	$ (46)	$ (16)	$ (36)